Finance Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Finance income
Interest income - bank deposits	$ 35.9	$ 12.4		$ 18.3
Net foreign exchange gain arising from derivative instruments - unrealized	10.4	8.2
Fair value gain on embedded options	18.8	6.7
Fair value gain on interest rate caps		0.2		0.2
Net foreign exchange gain arising from financing - unrealized	154.0
Total Finance income	$ 219.1	$ 27.5	[1]	$ 18.5	[1]

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information